Financial liabilities designated at fair value through profit or loss (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current	R$ 2	R$ 2
Non-Current	294	62
Total	296	64
Debt Securities Held For Trading [Member]
IfrsStatementLineItems [Line Items]
Current	2	2
Non-Current	294	62
Total	R$ 296	R$ 64